Apr. 27, 2020
ADVANCED SERIES TRUST
AST Neuberger Berman/LSV Mid-Cap Value Portfolio

Supplement dated October 7, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus for the AST Neuberger Berman/LSV Mid- Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

New Subadvisory Arrangements, Strategy Changes and Name Change

The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) replacing Neuberger Berman Investment Advisers LLC and LSV Asset Management with Massachusetts Financial Services Company (MFS), Wellington Management Company LLP (Wellington Management) and Victory Capital Management Inc. (Victory Capital); (ii) changing the name of the Portfolio to "AST Mid-Cap Value Portfolio"; and (iii) revising the principal investment strategies of the Portfolio. These changes are expected to become effective on February 22, 2021.

To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 22, 2021:

A.All references in the Prospectus to "AST Neuberger Berman/LSV Mid-Cap Value Portfolio" are hereby changed to "AST Mid- Cap Value Portfolio."

B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. For purposes of the Portfolio, mid-capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Value Index.

The assets of the Portfolio are independently managed by three subadvisers under a multi-manager structure. The subadvisers are Massachusetts Financial Services Company (MFS), Wellington Management Company LLP (Wellington Management), and Sycamore Capital, an investment franchise of Victory Capital Management Inc. (Victory Capital). MFS uses an active, bottom-up investment approach to identify stocks of companies that it believes are undervalued compared to their perceived worth. Wellington Management uses a contrarian investment approach of purchasing stocks the portfolio management team believes to be misunderstood by the marketplace, utilizing proprietary research resources within a disciplined, bottom-up investment process. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.